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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                      PROSPECTUS SUPPLEMENT -- JUNE 3, 2009

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
FUND                                                          PROSPECTUS DATE                FORM #
RIVERSOURCE REAL ESTATE FUND                                  AUGUST 29, 2008             S-6281-99 G



At a Special Meeting of Shareholders held on June 2, 2009, shareholders of RiverSource Real Estate Fund approved the following proposal:

A change in the classification of RiverSource Real Estate Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined under the Investment Company Act of 1940, as amended. This change will take effect shortly after the shareholder meeting.

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S-6281-4 C (6/09)

                                                               S-6281-4 C (6/09)